Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share [Abstract]
Diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.12)	$ (0.07)
Diluted	$ (0.04)	$ 0.03	$ (0.03)	$ (0.11)	$ (0.06)